AUDITORS' REMUNERATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AUDITORS' REMUNERATION [abstract]
Auditor's remuneration for audit services	¥ 8,400,000	¥ 8,080,000	¥ 8,080,000
Auditor's remuneration for non-audit services	¥ 950,000	¥ 190,000	¥ 250,000